Revenue and Deferred Revenue (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 09, 2021 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) performanceObligation	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Grant revenue				$ 0	$ 806,000
Number of performance obligations | performanceObligation				1
Contract revenue				$ 2,301,000	27,506,000
Deferred revenue, current			$ 2,301,000	$ 0	$ 2,301,000
License
Disaggregation of Revenue [Line Items]
Contract termination period, curable breach				60 days
Contract termination period, incurable breach				90 days
Vifor Pharma | License
Disaggregation of Revenue [Line Items]
Upfront and near-term milestone payment, entitled to receive		$ 60,000,000
Contract with customer, liability		30,000,000
Equity securities	$ 30,000,000
Post-approval milestone payment, entitled to receive		260,000,000
Sales-related milestone payment, entitled to receive		1,585,000,000
Total milestone payment, entitled to receive		$ 1,925,000,000
Royalty rates (up to)		40.00%
Contract with customer, revenue recognized		$ 15,000,000	$ 15,000,000
Transaction price, percent of upfront payment		50.00%
Vifor Pharma | License | IPO
Disaggregation of Revenue [Line Items]
Equity investment received	5,000,000
Vifor Pharma | License | Private placement
Disaggregation of Revenue [Line Items]
Equity investment received	$ 25,000,000